INCOME TAXES	12 Months Ended
Dec. 31, 2022
INCOME TAXES
INCOME TAXES

8. INCOME TAXES

The Company and its subsidiaries file separate income tax returns.

British Virgin Islands

Under the current laws of the British Virgin Islands (“BVI”), the Company’s subsidiary in BVI is not subject to tax on its income or capital gains. In addition, upon any payment of dividends by the Company, no British Virgin Islands withholding tax is imposed.

People’s Republic of China

On March 16, 2007, the National People’s Congress approved the Corporate Income Tax Law of the People’s Republic of China (the “CIT Law”) with an effective date of on January 1, 2008. The CIT Law enacted a statutory income tax rate of 25%. Pursuant to PRC tax laws, certain PRC domiciled subsidiaries of the Company are solar power generation enterprises, which are entitled to a three-year tax exemption from Corporate Income Tax (“CIT”) from first operation year and a 50% CIT reduction for the succeeding three years thereafter.

United States of America

Emeren Group US is incorporated in California, United States. It is subject to a federal corporate income tax rate of 21% for 2018, 2019, and 2020, effective from January 1, 2018 under the 2017 Tax Cuts and Jobs Act. In addition, Emeren Group US is subject to California state income tax of 8.84% for 2021 and 2022, and Connecticut state income tax of 7.5% for 2021 and 2022, which is deductible for federal corporate income tax purpose.

The tax expense from continuing operations comprises:

	Years ended December 31,
	2020	2021	2022
Income (loss) before income tax
PRC	$2,104,024	$1,589,476	$4,107,651
Other jurisdictions	214,999	5,799,396	(6,738,601)

Total	2,319,023	7,388,872	(2,630,950)

Current tax expense
PRC	(5,118)	(348,494)	(733,102)
Other jurisdictions	(441,495)	(66,754)	(466,887)

Subtotal	(446,613)	(415,248)	(1,199,989)
Deferred tax benefit (expense)
PRC	—	—	(717,217)
Other jurisdictions	283,577	(359,164)	—

Subtotal	283,577	(359,164)	(717,217)

Total income tax expense	$(163,036)	$(774,412)	$(1,917,206)

The Company classifies interest and penalties related to income tax matters in income tax expense. As of December 31, 2021 and 2022, there were no interest and penalties related to uncertain tax positions. As of December 31, 2021 and 2022, there was no accrual of uncertain tax benefits recognized by the Company. The Company does not anticipate significant increases or decreases to its liabilities for unrecognized tax benefits within the next twelve months.

According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer. The statute of limitations will be extended to five years under special circumstances, which are not clearly defined, but an underpayment of taxes exceeding RMB100,000 (approximately $14,499) is specifically listed as a special circumstance. In the case of a transfer pricing related adjustment, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion.

The principal components of deferred income tax assets and liabilities are as follows:

	At December 31,
	2021	2022
Deferred tax assets:
Accrued expenses	$13,772	$44,496
Net operating losses	7,214,260	11,671,895
Unrealized internal profit	776,260	717,217
Allowances for credit losses	1,209,220	1,209,220
Impairment loss of assets	126,337	126,337
Other	133,409	80,613
Total gross deferred tax assets	9,473,258	13,849,778
Valuation allowance on deferred tax assets	(8,696,997)	(13,849,778)
Net deferred tax assets	$776,261	$—
Deferred tax Liabilities:
Asset acquisitions	—	(3,573,146)
Deferred tax liabilities	$—	$(3,573,146)

As of December 31, 2022, the subsidiaries of the Company in PRC had net operating loss carry forwards of $15,988,104, of which nil, $3,494,849, $1,584,685, $4,587,504 and $6,321,066 will expire in 2023, 2024, 2025, 2026 and 2027 respectively.

The Company considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will not be realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carry forward periods, the Company’s experience with tax attributes expiring unused and tax planning alternatives.

The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible for tax purposes. As a result, the Company has recognized a valuation allowance of $8,696,997 and $13,849,778 as at December 31, 2021 and 2022, respectively.

Reconciliation between the applicable statutory income tax rate and the Company’s effective tax rate for the years ended December 31, 2020, 2021 and 2022 is as follows:

	Years ended December 31,
	2020	2021	2022
PRC applicable income tax rate	25%	25%	25%
Change in deferred tax valuation allowance	(21)%	(20)%	(146)%
Preferential tax rate(1)	(42)%	(16)%	30%
Tax effect of non-deductible expenses	—	—	(15)%
Effect of different tax rate of subsidiaries	39%	17%	(27)%
Non-taxable income	—	—	67%
Other	6%	4%	(7)%
Effective income tax rate	7%	10%	(73)%

The following table sets forth the effect of preferential tax on China operations for the years ended December 31, 2020, 2021 and 2022, respectively:

	Years ended December 31,
	2020	2021	2022

Preferential tax effect(1)	$975,859	$1,160,939	$797,235
(1)	Certain solar power project entities are fully exempted from the PRC CIT for three years starting from the year in which such project generates revenue from the sale of electricity and is 50% exempted from PRC CIT for another three years.